Investment in associated companies	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies
Investment in associated companies

The Company has the following investments that are or have been recorded using the equity method for the periods presented in these financial statements:

	December 31, 2013	December 31, 2012	December 31, 2011
SapuraKencana Berhad ("SapuraKencana")	*	*	23.6%
Varia Perdana Sdn Bhd ("Varia Perdana")	—%	49.0%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman Drilling")	—%	49.0%	49.0%
Archer Ltd ("Archer")	39.9%	39.9%	39.9%
Asia Offshore Drilling Ltd ("AOD")	*	66.2%	33.8%
Sevan Drilling ASA ("Sevan Drilling")	*	28.5%	28.5%
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50.0%	50.0%	—%
Seabras Sapura Holdco Ltd ("Seabras Sapura Holdco")	50.0%	50.0%	—%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	—%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	—%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	—%
* During these periods the relevant investment is no longer accounted for under the equity method

SapuraKencana
SapuraKencana is a company listed on the Malaysian stock exchange, which provides drilling and related services to offshore oil and gas industries in Malaysia and other countries.
In 2012, the Company's ownership share in SapuraKencana was reduced from 23.5% to 11.8% when SapuraCrest Petroleum Bhd and Kencana Petroleum Bhd merged to form SapuraKencana, resulting in a dilution of our shareholdings. Our shareholding was further reduced to 6.4% as at December 31, 2012 due to the sale of additional shares. As result of these ownership changes in 2012, the investment became accounted for as available-for-sale marketable security. See Note 14 to the consolidated financial statements included herein.

Varia Perdana and Tioman Drilling
Varia Perdana is a company incorporated in Malaysia, which operates a fleet of tender rigs. It was 51% owned by SapuraKencana and 49% owned by the Company. The Company sold its share to SapuraKencana in April 2013 as part of the disposal of tender rigs to SapuraKencana, see Note 11 to the consolidated financial statements included herein.
Tioman Drilling is a company incorporated in Malaysia, which provides well services. It was 51% owned by SapuraKencana. and 49% owned by the Company. The Company sold its share to SapuraKencana in April 2013 as part of the disposal of tender rigs to SapuraKencana, see Note 11 to the consolidated financial statements included herein.
In the 12 months ended December 31, 2013, the Company received dividends of $15 million relating to Varia Perdana and Tioman Drilling. (2012: $18 million).

Archer
Archer is a company listed in Oslo Stock Exchange and provides drilling and well services. Prior to February 2011, Archer was a consolidated subsidiary. In February 2011, we deconsolidated Archer and as a result, Archer is accounted for as an associated company. See Note 11 to the consolidated financial statements included herein.
On February 8, 2013, we were allocated 82,003,000 shares in the private placement of Archer, amounting to a value of $98 million. In addition, as consideration for acting as an underwriter to the placement, the Company received another 2,811,793 shares, amounting to a value of $3 million. The consideration for the shares was settled against the existing $55 million loan to Archer, with the remainder of the consideration funded by a $43 million loan from Archer, which was repaid on February 27, 2013. See Note 31 to the consolidated financial statements included herein. As of December 31, 2013 we held 39.9% of the outstanding shares of Archer.
In conjunction with the private placement of Archer on February 8, 2013 the Company also provided a guarantee to Archer on its payment obligations on a certain financing arrangements. The maximum liability to the Company is limited to $100 million with a guarantee fee of 1.25%.

On July 31, 2013, the Company provided Archer with an additional guarantee of $100 million, which was provided as part of Archer’s divestiture of a division, to support Archer's existing bank facilities. The guarantee fee is 1.25% per annum.

On December 31, 2013, the Company provided Archer Topaz Limited, a wholly owned subsidiary of Archer, with a guarantee of a maximum of €56 million, to support Archer's credit facilities. The guarantee fee is 1.25% per annum.

AOD
AOD is a company incorporated in Bermuda that owns and operates three high specification jack up drilling rigs. In addition to the Company's investment, the Company was responsible for the construction supervision, project and commercial management of AOD's drilling rigs.
During 2012 the Company's ownership in AOD increased from 33.8% to 66.2%, and though the Company had 66.2% ownership in AOD, the Company did not have control and therefore, AOD continued to be an equity method investment of the Company as of December 31, 2012.
On March 12, 2013 we participated in Asia Offshore Drilling’s private placement and were allocated 13.2 million shares worth $67 million. This was settled by converting debt into shares.
In March 2013 a shareholder resolution changed the board of directors composition of AOD in which the Company gained control of a majority of the board of directors, and as a result, AOD became a consolidated subsidiary of the Company from March 25, 2013, and AOD was derecognized as an associated company. See Note 12 to the consolidated financial statements included herein.

Sevan Drilling
Sevan Drilling is a Norwegian public limited liability company (ASA), and is listed on the Oslo Stock Exchange specializing in the ultra deepwater drilling segment.
On February 7, 2013, the Company was allocated and subscribed for 81,828,500 additional shares in Sevan Drilling at a subscription price of NOK $3.95 as part of a private placement. This increased our ownership to approximately 29.9%
On June 26 and 27, 2013 the Company entered into agreements with a commercial bank to acquire a total of 120,065,464 additional shares in Sevan Drilling at an average price of NOK 3.9311. These agreements were settled on July 2, 2013. After settlement on July 2, 2013 of these additional share purchases, the Company had direct ownership in shares or ownership interests through existing share forward purchase agreements in 50.1% of the total outstanding shares in Sevan Drilling. As a result of the increased ownership, the Company obtained a controlling financial interest and Sevan Drilling became a consolidated subsidiary from July 2, 2013 and Sevan Drilling was derecognized as an associated company. See Note 12 to the consolidated financial statements included herein.

Seabras Sapura Participacoes and Seabras Sapura Holdco
Seabras Sapura Participacoes SA is a company incorporated in Brazil, which is currently constructing one pipelying vessel. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by the Company.
The Company has provided yard guarantees in relation to the Seabras Sapura Participacoes pipelying vessel of EUR47 million, which have been provided on a 50:50 basis with TL Offshore. The guarantee continues to be in place until the yard obligations have been fulfilled, which is expected to be in 2015.
Seabras Sapura Holdco Ltd is a company incorporated in Bermuda, which is currently constructing two pipelying vessels. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by the Company. During 2013 a further three pipelying vessels have been ordered.
The Company has provided yard guarantees in relation to Seabras Sapura Holdco pipelying vessels totaling $625 million, which have been provided on a 50:50 basis with TL Offshore. The guarantees continue to be in place until the yard obligations have been fulfilled, which is expected to be during 2014 for the first two vessels, and 2016 for the final three vessels.

Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Itaunas Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.
Camburi Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.
Sahy Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2013
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Archer	594	1,201	476	684
Seabras Sapura Participacoes	12	129	3	112
Seabras Sapura Holdco	—	219	—	219
Itaunas Drilling	1	161	44	108
Camburi Drilling	1	199	95	91
Sahy Drilling	1	155	40	103
Total	609	2,064	658	1,317

	December 31, 2012
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Varia Perdana	98	154	37	—
Tioman	82	1	61	—
Archer	639	1,945	685	972
AOD	32	141	6	—
Sevan Drilling	133	1,586	266	791
Seabras Sapura Participacoes	—	42	—	—
Seabras Sapura Holdco	—	117	—	117
Itaunas Drilling	5	114	109	—
Camburi Drilling	4	121	113	—
Sahy Drilling	2	109	66	36
Total	995	4,330	1,343	1,916

Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2013
(In US$ millions)	Operating revenues	Net operating income	Net income
Archer	2,041	(438)	(519)
Seabras Sapura Participacoes	—	(2)	(1)
Seabras Sapura Holdco	—	—	(1)
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	—	—
Total	2,041	(440)	(521)

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	—	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	—	—	(1)
Seabras Sapura Holdco	—	—	—
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	(1)	(1)
Total	2,627	(217)	(302)

	Year ended December 31, 2011
(In US$ millions)	Operating revenues	Net operating income	Net income
SapuraCrest	866	166	147
Varia Perdana	119	96	96
Tioman	190	(2)	(4)
Archer	1,855	(16)	(77)
AOD	—	(4)	(4)
Sevan Drilling	116	8	(50)
Total	3,146	248	108

At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2013	December 31, 2012
Tioman	—	7
Varia Perdana	—	108
Archer	8	121
AOD	—	117
Sevan Drilling	—	66
Seabras Sapura Participacoes	12	21
Seabras Sapura Holdco	109	59
Itaunas Drilling	3	3
Camburi Drilling	4	4
Sahy Drilling	4	3
Total	140	509

The quoted market value for Archer as at December 31, 2013, was $189 million. Quoted market prices for all our other equity investments are not available because these companies are not publicly traded.

At year-end the share of recorded equity in the statutory accounts of the Company's associated companies are as follows:

(In US$ millions)	December 31, 2013	December 31, 2012	December 31, 2011
SapuraCrest	—	—	124
Tioman	—	10	5
Varia Perdana	—	105	96
Archer	253	370	514
AOD	—	110	57
Sevan Drilling	—	189	188
Seabras Sapura Participacoes	13	22	—
Seabras Sapura Holdco	—	—	—
Itaunas Drilling	3	3	—
Camburi Drilling	4	4	—
Sahy Drilling	4	3	—
Total	277	816	984